Corporate information - Acquisition - Purchase price consideration (Details) - Unicesumar R$ in Thousands		1 Months Ended
	May 20, 2022 BRL (R$) item	Sep. 30, 2022 BRL (R$)
Disclosure of detailed information about business combination [line items]
Purchase price consideration	R$ 3,210,373
Cash paid for acquisition	2,162,500
Amount to be payable after 12 months	456,721
Contingent consideration	30,608
Equity value	R$ 560,544
Percentage of cash payable at the acquisition date	67.36%
Percentage of amount to be payable after 12 months	14.23%
Percentage of contingent consideration	0.95%
Percentage of payable through the issuance of new Vitru shares	17.46%
Number of additional licenses authorized | item	40
License amount recognised	R$ 30,608
Contractual amendment of intangible assets		R$ 73,134
Contractual term (in years)	12 months	24 months
Licenses to operate medical courses
Disclosure of detailed information about business combination [line items]
Estimated useful life	5 years